Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	CASH AND CASH EQUIVALENTS
As of June 30, 2023 and December 31, 2022, cash and cash equivalents were as follows:

	June 30, 2023		December 31, 2022
Cash on hand and in banks (1)	Ps.	49,496,171	Ps.	41,316,304
Highly liquid investments (2)	14,619,029		23,098,207
Total of cash and cash equivalents	Ps.	64,115,200	Ps.	64,414,511
(1)Cash on hand and in banks is primarily composed of cash in banks.
(2)Mainly composed of short-term Mexican Government investments.